Employee Retirement Benefits (Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	$ 9	$ 7
Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	470	488
Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	9	8
Cash | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	6	10
Cash | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Cash | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Short Term Investments | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Short Term Investments | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	28	36
Short Term Investments | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
U.S. Large Cap | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
U.S. Large Cap | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	66	70
U.S. Large Cap | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
U.S. Small Cap | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
U.S. Small Cap | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	11	10
U.S. Small Cap | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
International Large Cap | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
International Large Cap | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	36	38
International Large Cap | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
International Small Cap | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
International Small Cap | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	7	7
International Small Cap | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
International Emerging Markets | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
International Emerging Markets | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	6	8
International Emerging Markets | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	9	8
U.S. Treasuries | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
U.S. Treasuries | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	18	1
U.S. Treasuries | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Corporate Bonds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Corporate Bonds | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	245	247
Corporate Bonds | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Government Bonds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Government Bonds | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	9	24
Government Bonds | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Municipal Bonds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Municipal Bonds | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	10	11
Municipal Bonds | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Derivatives - Interest Rate | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	3	(3)
Derivatives - Interest Rate | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Derivatives - Interest Rate | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Derivatives - Credit | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Derivatives - Credit | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	1
Derivatives - Credit | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-Investment Grade Fixed Income | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-Investment Grade Fixed Income | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	34	35
Non-Investment Grade Fixed Income | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	24	46
Non-U.S. | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	190	139
Non-U.S. | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	37	36
Non-U.S. | Diversified Growth Funds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Diversified Growth Funds | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	39	42
Non-U.S. | Diversified Growth Funds | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Multi Asset Credit | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Multi Asset Credit | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Multi Asset Credit | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	37	36
Non-U.S. | U.K. Equities | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | U.K. Equities | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	12	11
Non-U.S. | U.K. Equities | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Overseas Equities | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Overseas Equities | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	14	14
Non-U.S. | Overseas Equities | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Corporate Bonds | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Corporate Bonds | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	27	24
Non-U.S. | Corporate Bonds | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Liability Driven Investments | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Liability Driven Investments | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	98	48
Non-U.S. | Liability Driven Investments | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Liquidity Fund | Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	24	46
Non-U.S. | Liquidity Fund | Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	0	0
Non-U.S. | Liquidity Fund | Measured at NAV
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	$ 0	$ 0